Contributed Equity - Schedule of Movements in Shares on Issue (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Balance at the beginning of the financial year		2,938,134,143	2,435,282,724
Shares issued during the year (in shares)		4,575,645,600	502,851,419
Less: transaction costs arising on share issue (in shares)	[1]
Balance at the end of the financial year		7,513,779,743	2,938,134,143
Contributed equity		$ 125,498,824	$ 122,372,662
Shares issued during the year		21,793,678	3,557,509
Less: transaction costs arising on share issue		(7,181,429)	(431,347)
Contributed equity		$ 140,111,073	$ 125,498,824

[1]	The transaction costs arising on shares issued for the year ended June 30, 2020 are as below:-250,000,000 unlisted options issued on October 30, 2019, exercisable at $0.008 each and expiring on October 29, 2022, amounting to A$817,666. Each option is exercisable for one fully paid ordinary share.125,000,000 unlisted options issued on December 20, 2019, exercisable at $0.008 each and expiring on December 20,2022, amounting to A$528,027. Each option is exercisable for one fully paid ordinary share.125,000,000 unlisted options issued on December 20, 2019, exercisable at $0.008 each and expiring on December 20,2022, amounting to A$528,027. Each option is exercisable for one fully paid ordinary share.5,000,000 unlisted options issued on March 6, 2020, exercisable at $0.008 each and expiring on March 6, 2023, amounting to A$29,340. Each option is exercisable for one fully paid ordinary share.166,066,050 warrants issued at no cash consideration on July 16, 2019, exercisable at US$0.00533 each and expiring on July 16, 2024, amounting to $890,113. The warrants are exercisable for fully paid ordinary shares.40,114,200 warrants issued on April 3, 2020, exercisable at US$0.00365 each and expiring on April 1, 2025, amounting to A$175,137. The warrants are exercisable for fully paid ordinary shares.28,177,578 warrants issued on April 22, 2020, exercisable at US$0.00417 each and expiring on April 19, 2025, amounting to A$149,693. The warrants are exercisable for fully paid ordinary shares.156,000,000 warrants to be issued at, subject to shareholder approval, exercisable at US$0.004166 expiring on 5 years after date of issue, amounting to A$848,252. The warrants are exercisable for fully paid ordinary shares.Apart from the above, the Company also incurred expenses paid in cash towards capital raising costs through legal, accounting and broker related fees amounting to A$3,215,174 during the year for various capital raises.